Average Annual Total Returns - Invesco SP 100 Equal Weight ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P 100® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 100® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 100® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Dec. 01, 2006	13.75%	14.35%	13.23%	13.08%	13.80%	12.72%	8.45%	11.41%	10.96%	13.96%	13.26%	13.05%	13.96%	[1]	14.63%	[1]	13.60%	[1]	21.52%	15.97%	14.25%

[1]	The “Blended-S&P 100® Equal Weight Index” reflects the performance of the Dynamic Large Cap Intellidex® Index, a former underlying index, prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Large Core Index, a former underlying index, from June 16, 2011 through May 22, 2015, and the Russell Top 200® Equal Weight Index, the most recent former underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.